Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income - Footnotes (Details)	12 Months Ended
Dec. 31, 2016
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	8 years 2 months 12 days
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	8 years 1 month 6 days
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	19 years 3 months 18 days
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	9 years 1 month 6 days